FORM 5500, SCHEDULE H, PART IV, LINE 4i, SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 310 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	90-0607005
Plan number	310
Participant loan, current value	$ 29,535
Total	$ 30,328
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	10.70%
Investment, Identifier [Axis]: Short-term Investment Fund | State Street Bank and Trust Company
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 793
Asset held for investment, excluding plan interest in master trust, current value	$ 793